Share-based payments (Details 1) (Parenthetical)	Oct. 27, 2022 shares
DRL 2007 Plan [Member] | Category B Par Value Options [Member]
Stock options activity under this category [Line Items]
Number Of Share Options Cancelled In Sharebased Payment Arrangement	37,268